T. ROWE PRICE Small-Cap Index Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  2.8%
Diversified Telecommunication Services  0.5%
Anterix (1) 1,216 26
ATN International  977 15
Bandwidth, Class A (1) 2,639 44
Cogent Communications Holdings  4,452 171
Globalstar (1) 4,996 182
IDT, Class B  1,586 83
Liberty Latin America, Class A (1) 2,816 23
Liberty Latin America, Class C (1) 12,460 105
Lumen Technologies (1) 96,160 588
Shenandoah Telecommunications  4,989 67
Uniti Group (1) 14,231 87
1,391
Entertainment  0.5%
AMC Entertainment Holdings, Class A (1) 43,448 126
Atlanta Braves Holdings, Class A (1)(2) 663 30
Atlanta Braves Holdings, Class C (1) 4,559 190
Cinemark Holdings  10,545 295
CuriosityStream  3,011 16
Eventbrite, Class A (1) 6,967 17
Gaia (1)(2) 1,615 10
Golden Matrix Group (1)(2) 1,587 2
IMAX (1) 4,505 147
Lionsgate Studios (1) 20,205 139
Madison Square Garden Entertainment (1) 3,948 179
Marcus  2,242 35
Playstudios (1) 7,880 8
Playtika Holding  5,287 21
Reservoir Media (1) 1,872 15
Sphere Entertainment (1) 2,740 170
Starz Entertainment (1) 1,273 19
Vivid Seats, Class A (1) 351 6
1,425
Interactive Media & Services  0.6%
Angi (1) 4,262 69
Arena Group Holdings (1) 1,223 7
Bumble, Class A (1) 7,491 46
Cargurus (1) 8,343 311
Cars.com (1) 5,691 70

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
EverQuote, Class A (1) 2,697 62
fuboTV (1) 33,482 139
Getty Images Holdings (1) 10,366 20
Grindr (1) 3,261 49
MediaAlpha, Class A (1) 3,286 37
Nextdoor Holdings (1) 21,368 45
QuinStreet (1) 5,331 82
Rumble (1)(2) 10,521 76
Shutterstock  2,325 48
Teads Holding (1)(2) 3,077 5
Travelzoo (1) 601 6
TripAdvisor (1) 11,493 187
TrueCar (1) 7,773 14
Vimeo (1) 14,586 113
Webtoon Entertainment (1) 1,692 33
Yelp (1) 6,107 191
Ziff Davis (1) 4,236 161
ZipRecruiter, Class A (1) 6,425 27
1,798
Media  1.0%
Advantage Solutions (1)(2) 9,457 14
Altice USA, Class A (1)(2) 24,533 59
AMC Networks, Class A (1) 3,208 26
Boston Omaha, Class A (1)(2) 2,201 29
Cable One (2) 515 91
EchoStar, Class A (1) 13,629 1,041
Emerald Holding (2) 1,683 9
Entravision Communications, Class A  6,291 15
EW Scripps, Class A (1) 6,200 15
Gambling.com Group (1) 1,524 12
Gannett (1) 13,781 57
Gray Media  8,602 50
Ibotta, Class A (1) 1,279 36
iHeartMedia, Class A (1) 11,224 32
Integral Ad Science Holding (1) 7,445 76
John Wiley & Sons, Class A  4,097 166
Magnite (1) 14,191 309
National CineMedia  6,357 29
Newsmax (1) 1,417 18
Nexxen International (1) 3,711 34
PubMatic, Class A (1) 4,086 34
Scholastic  2,127 58
Sinclair  3,778 57

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Stagwell (1) 11,282 64
TechTarget (1) 2,636 15
TEGNA  16,297 331
Thryv Holdings (1) 3,600 43
WideOpenWest (1) 4,998 26
2,746
Wireless Telecommunication Services  0.2%
Gogo (1) 7,619 65
Spok Holdings  1,998 35
Telephone & Data Systems  10,069 395
495
Total Communication Services 7,855
CONSUMER DISCRETIONARY  9.9%
Automobile Components  1.3%
Adient (1) 8,312 200
American Axle & Manufacturing Holdings (1) 11,200 67
Cooper-Standard Holdings (1) 1,657 61
Dana  13,337 267
Dorman Products (1) 2,789 435
Fox Factory Holding (1) 4,220 102
Garrett Motion  13,271 181
Gentherm (1) 3,024 103
Goodyear Tire & Rubber (1) 25,782 193
Holley (1) 5,624 18
LCI Industries  2,430 226
Luminar Technologies (1)(2) 3,798 7
Modine Manufacturing (1) 5,274 750
Motorcar Parts of America (1) 1,302 22
Patrick Industries  3,291 340
Phinia  3,890 224
Solid Power (1)(2) 16,338 57
Standard Motor Products  2,063 84
Strattec Security (1) 364 25
Visteon  2,782 333
XPEL (1) 2,345 78
3,773
Automobiles  0.0%
Faraday Future Intelligent Electric (1)(2) 8,396 11
Livewire Group (1) 3,459 16
Winnebago Industries  2,685 90
117

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Broadline Retail  0.1%
Groupon (1) 2,446 57
Kohl's  10,903 168
Savers Value Village (1) 3,785 50
275
Distributors  0.0%
A-Mark Precious Metals  1,862 48
GigaCloud Technology, Class A (1) 2,589 74
Weyco Group  581 17
139
Diversified Consumer Services  1.5%
Adtalem Global Education (1) 3,580 553
American Public Education (1) 1,691 67
Carriage Services  1,387 62
Clear Secure, Class A  8,485 283
Coursera (1) 13,776 161
Driven Brands Holdings (1) 5,930 95
European Wax Center, Class A (1) 2,857 11
Frontdoor (1) 7,508 505
Graham Holdings, Class B  325 383
KinderCare Learning (1) 2,963 20
Laureate Education (1) 13,011 410
Lincoln Educational Services (1) 2,920 69
Matthews International, Class A  2,980 72
McGraw Hill (1) 2,313 29
Mister Car Wash (1) 9,689 52
Nerdy (1)(2) 6,995 9
OneSpaWorld Holdings  9,363 198
Perdoceo Education  6,077 229
Strategic Education  2,302 198
Stride (1) 4,303 641
Udemy (1) 9,560 67
Universal Technical Institute (1) 4,795 156
Zspace (1) 182 —
4,270
Hotels, Restaurants & Leisure  1.8%
Accel Entertainment (1) 5,235 58
Bally's (1) 697 8
Biglari Holdings, Class B (1) 66 21
BJ's Restaurants (1) 2,095 64
Bloomin' Brands  8,206 59
Brightstar Lottery  11,057 191

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Brinker International (1) 4,463 565
Cheesecake Factory (2) 4,660 255
Cracker Barrel Old Country Store (2) 2,190 96
Dave & Buster's Entertainment (1) 2,613 47
Denny's (1)(2) 4,755 25
Dine Brands Global  1,488 37
El Pollo Loco Holdings (1) 2,595 25
First Watch Restaurant Group (1) 4,477 70
Genius Sports (1) 22,206 275
Global Business Travel Group I (1) 9,325 75
Golden Entertainment  1,894 45
Hilton Grand Vacations (1) 5,687 238
Inspired Entertainment (1) 2,352 22
Jack in the Box  1,866 37
Krispy Kreme  7,459 29
Kura Sushi USA, Class A (1) 617 37
Life Time Group Holdings (1) 13,730 379
Lindblad Expeditions Holdings (1) 3,682 47
Marriott Vacations Worldwide  2,747 183
Monarch Casino & Resort  1,270 134
Nathan's Famous  326 36
Papa John's International  3,257 157
Portillo's, Class A (1) 5,517 36
Potbelly (1) 2,492 42
Pursuit Attractions and Hospitality (1) 2,092 76
RCI Hospitality Holdings  776 24
Red Rock Resorts, Class A  4,953 302
Rush Street Interactive (1) 8,766 179
Sabre (1) 34,922 64
Serve Robotics (1)(2) 4,586 53
Shake Shack, Class A (1) 3,935 368
Six Flags Entertainment (1) 9,471 215
Super Group SGHC  15,737 208
Sweetgreen, Class A (1)(2) 10,299 82
Target Hospitality (1) 3,031 26
United Parks & Resorts (1) 2,706 140
Xponential Fitness, Class A (1) 2,784 22
5,052
Household Durables  1.8%
Bassett Furniture Industries  770 12
Beazer Homes USA (1) 2,829 69
Cavco Industries (1) 771 448
Century Communities  2,569 163

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Champion Homes (1) 5,792 442
Cricut, Class A  4,549 29
Dream Finders Homes, Class A (1)(2) 2,951 76
Ethan Allen Interiors  2,288 67
Flexsteel Industries  398 18
Green Brick Partners (1) 3,126 231
Hamilton Beach Brands Holding, Class A  784 11
Helen of Troy (1) 2,243 57
Hovnanian Enterprises, Class A (1) 476 61
Installed Building Products  2,363 583
KB Home  6,707 427
La-Z-Boy  4,106 141
Legacy Housing (1) 1,009 28
Leggett & Platt  13,391 119
LGI Homes (1) 2,083 108
Lovesac (1)(2) 1,340 23
M/I Homes (1) 2,638 381
Meritage Homes  7,169 519
Sonos (1) 11,710 185
Taylor Morrison Home (1) 9,782 646
Traeger (1) 2,404 3
Tri Pointe Homes (1) 8,757 297
5,144
Leisure Products  0.5%
Acushnet Holdings  2,783 219
American Outdoor Brands (1)(2) 1,159 10
Clarus  2,960 10
Escalade  964 12
Funko, Class A (1) 3,275 11
JAKKS Pacific  840 16
Johnson Outdoors, Class A  564 23
Latham Group (1) 4,409 34
Malibu Boats, Class A (1) 1,845 60
Marine Products  907 8
MasterCraft Boat Holdings (1)(2) 1,581 34
Outdoor Holding (1)(2) 8,205 12
Peloton Interactive, Class A (1) 38,222 344
Polaris  5,404 314
Smith & Wesson Brands  4,278 42
Sturm Ruger  1,546 67
Topgolf Callaway Brands (1) 13,492 128
1,344

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail  2.3%
1-800-Flowers.com, Class A (1) 2,043 9
Abercrombie & Fitch, Class A (1) 4,765 408
Academy Sports & Outdoors  6,722 336
Advance Auto Parts  6,074 373
American Eagle Outfitters  16,488 282
America's Car-Mart (1) 733 21
Arhaus (1) 4,947 53
Arko  7,318 33
Asbury Automotive Group (1) 1,984 485
BARK (1) 12,010 10
Barnes & Noble Education (1) 1,410 14
Bed Bath & Beyond (1) 5,387 53
Boot Barn Holdings (1) 3,104 514
Buckle  3,123 183
Build-A-Bear Workshop  1,225 80
Caleres (2) 3,323 43
Camping World Holdings, Class A  5,985 94
Citi Trends (1) 556 17
Designer Brands, Class A (2) 3,134 11
Envela (1) 639 5
EVgo (1) 12,546 59
Genesco (1) 992 29
Group 1 Automotive  1,271 556
Haverty Furniture  1,330 29
J Jill  689 12
Lands' End (1)(2) 1,324 19
MarineMax (1) 1,861 47
Monro  3,005 54
National Vision Holdings (1) 7,699 225
ODP (1) 2,681 75
OneWater Marine, Class A (1)(2) 1,032 16
Petco Health & Wellness (1) 7,792 30
RealReal (1)(2) 9,513 101
Revolve Group (1) 4,064 87
Sally Beauty Holdings (1) 10,184 166
Shoe Carnival (2) 1,765 37
Signet Jewelers  4,052 389
Sleep Number (1)(2) 2,215 16
Sonic Automotive, Class A  1,484 113
Stitch Fix, Class A (1) 10,414 45
ThredUp, Class A (1) 8,959 85
Tile Shop Holdings (1) 2,633 16

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Torrid Holdings (1) 1,869 3
Upbound Group  5,181 122
Urban Outfitters (1) 6,181 442
Victoria's Secret (1) 6,817 185
Warby Parker, Class A (1) 9,976 275
Winmark  293 146
Zumiez (1) 1,568 31
6,434
Textiles, Apparel & Luxury Goods  0.6%
Capri Holdings (1) 11,480 229
Carter's  3,539 100
Ermenegildo Zegna  6,047 57
Figs, Class A (1) 8,755 59
G-III Apparel Group (1) 3,813 101
Hanesbrands (1) 34,915 230
Kontoor Brands  5,564 444
Lakeland Industries (2) 864 13
Movado Group  1,562 30
Oxford Industries  1,382 56
Rocky Brands  650 19
Steven Madden  7,079 237
Superior Group  1,119 12
Wolverine World Wide  7,948 218
1,805
Total Consumer Discretionary 28,353
CONSUMER STAPLES  2.0%
Beverages  0.1%
MGP Ingredients  1,403 34
National Beverage (1) 2,383 88
Vita Coco (1) 4,340 184
Zevia PBC, Class A (1) 2,981 8
314
Consumer Staples Distribution & Retail  0.5%
Andersons  3,279 131
Chefs' Warehouse (1) 3,600 210
Grocery Outlet Holding (1) 9,426 151
Guardian Pharmacy Services, Class A (1) 1,927 51
HF Foods Group (1) 4,041 11
Ingles Markets, Class A  1,456 101
Natural Grocers by Vitamin Cottage  1,248 50
PriceSmart  2,602 315
United Natural Foods (1) 5,965 224

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Village Super Market, Class A  897 34
Weis Markets  1,627 117
1,395
Food Products  0.8%
Alico (2) 495 17
B&G Foods (2) 7,775 34
Beyond Meat (1)(2) 6,926 13
BRC, Class A (1)(2) 12,242 19
Calavo Growers  1,634 42
Cal-Maine Foods  4,639 437
Dole  7,364 99
Forafric Global (1) 365 3
Fresh Del Monte Produce  3,243 113
Hain Celestial Group (1) 9,618 15
J & J Snack Foods  1,534 147
John B. Sanfilippo & Son  759 49
Lifeway Foods (1)(2) 484 13
Limoneira  1,710 25
Mama's Creations (1) 3,392 36
Marzetti  2,034 351
Mission Produce (1) 4,197 50
Seneca Foods, Class A (1) 445 48
Simply Good Foods (1) 9,454 235
SunOpta (1) 9,294 55
Tootsie Roll Industries (2) 1,731 73
TreeHouse Foods (1) 5,002 101
Utz Brands  7,198 87
Vital Farms (1) 3,444 142
Westrock Coffee (1)(2) 3,399 17
2,221
Household Products  0.3%
Central Garden & Pet (1) 914 30
Central Garden & Pet, Class A (1) 5,143 152
Energizer Holdings  6,548 163
Oil-Dri  961 59
Spectrum Brands Holdings  2,349 123
WD-40  1,382 273
800
Personal Care Products  0.2%
Beauty Health (1)(2) 10,758 21
Edgewell Personal Care  4,486 91
FitLife Brands (1) 373 8

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Herbalife (1) 9,844 83
Honest (1) 9,164 34
Interparfums  1,810 178
Lifevantage (2) 998 10
Medifast (1)(2) 1,151 16
Nature's Sunshine Products (1) 1,716 27
Nu Skin Enterprises, Class A  4,870 59
Olaplex Holdings (1)(2) 14,624 19
USANA Health Sciences (1) 1,094 30
Waldencast, Class A (1) 4,002 8
584
Tobacco  0.1%
Ispire Technology (1)(2) 2,003 5
Turning Point Brands  1,702 168
Universal  2,412 135
308
Total Consumer Staples 5,622
ENERGY  4.8%
Energy Equipment & Services  1.6%
Archrock  16,706 439
Aris Water Solutions, Class A  3,046 75
Atlas Energy Solutions (2) 7,726 88
Borr Drilling (2) 24,412 66
Bristow Group (1) 2,826 102
Cactus, Class A  6,902 272
Core Laboratories  4,722 58
DMC Global (1) 1,856 16
Energy Services of America  1,117 12
Expro Group Holdings (1) 10,540 125
Flowco Holdings, Class A  1,795 27
Forum Energy Technologies (1) 1,107 30
Helix Energy Solutions Group (1) 14,269 94
Helmerich & Payne  9,553 211
Innovex International (1) 3,785 70
Kodiak Gas Services  6,643 246
Liberty Energy  15,616 193
Mammoth Energy Services (1) 2,352 5
Nabors Industries (1)(2) 1,624 66
National Energy Services Reunited (1) 5,904 61
Natural Gas Services Group  980 27
Noble  12,778 361
Oceaneering International (1) 9,276 230

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil States International (1) 5,907 36
Patterson-UTI Energy  34,888 181
ProFrac Holding, Class A (1) 1,137 4
ProPetro Holding (1) 7,817 41
Ranger Energy Services, Class A  2,286 32
RPC  8,747 42
SEACOR Marine Holdings (1) 2,229 14
Seadrill (1) 6,204 187
Select Water Solutions  9,374 100
Solaris Energy Infrastructure  3,621 145
TETRA Technologies (1) 12,325 71
Tidewater (1) 4,998 267
Transocean (1) 84,113 262
Valaris (1) 6,457 315
4,571
Oil, Gas & Consumable Fuels  3.2%
Ardmore Shipping  3,390 40
Berry  7,269 27
BKV (1) 1,645 38
California Resources  6,852 364
Calumet (1) 6,845 125
Centrus Energy, Class A (1)(2) 1,588 492
Clean Energy Fuels (1) 17,313 45
CNX Resources (1) 13,821 444
Comstock Resources (1) 7,301 145
Core Natural Resources  5,267 440
Crescent Energy, Class A  17,796 159
CVR Energy  3,079 112
Delek U.S. Holdings  6,048 195
DHT Holdings  12,698 152
Diversified Energy  6,066 85
Dorian LPG  3,687 110
Empire Petroleum (1)(2) 1,272 6
Encore Energy (1) 17,900 57
Energy Fuels (1)(2) 21,716 333
Epsilon Energy  1,816 9
Evolution Petroleum (2) 2,843 14
Excelerate Energy, Class A  2,251 57
FLEX LNG  3,079 78
FutureFuel  2,509 10
Gevo (1) 22,658 44
Golar LNG  10,102 408
Granite Ridge Resources  5,333 29

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Green Plains (1) 6,277 55
Gulfport Energy (1) 1,617 293
HighPeak Energy (2) 1,723 12
Infinity Natural Resources, Class A (1) 1,379 18
International Seaways  3,975 183
Kinetik Holdings (2) 4,378 187
Kolibri Global Energy (1) 3,317 18
Kosmos Energy (1) 46,141 77
Lightbridge (1) 2,301 49
Magnolia Oil & Gas, Class A  18,807 449
Murphy Oil  13,664 388
NACCO Industries, Class A  397 17
Navigator Holdings (2) 3,199 50
New Fortress Energy (1)(2) 16,559 37
NextDecade (1)(2) 13,330 90
NextNRG (1) 1,675 3
Nordic American Tankers  20,035 63
Northern Oil & Gas (2) 9,849 244
OPAL Fuels, Class A (1)(2) 2,014 4
Par Pacific Holdings (1) 4,994 177
PBF Energy, Class A  8,274 250
Peabody Energy  12,410 329
Prairie Operating (1) 2,049 4
PrimeEnergy Resources (1)(2) 64 11
REX American Resources (1) 2,910 89
Riley Exploration Permian (2) 1,288 35
Sable Offshore (1) 7,499 131
SandRidge Energy  3,567 40
Scorpio Tankers  4,524 254
SFL (2) 11,855 89
SM Energy  11,568 289
Summit Midstream (1) 930 19
Talos Energy (1) 11,947 115
Teekay  5,002 41
Teekay Tankers, Class A  2,383 120
Uranium Energy (1) 42,893 572
VAALCO Energy  10,173 41
Verde Clean Fuels (1)(2) 210 1
Vital Energy (1) 2,913 49
Vitesse Energy (2) 2,902 67
W&T Offshore (2) 9,772 18
World Kinect  5,519 143

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
XCF Global, Class A (1)(2) 3,478 5
9,144
Total Energy 13,715
EQUITY FUNDS  0.2%
Mutual Funds & Exchange-Traded Funds  0.2%
iShares Russell 2000 ETF  2,218 537
Total Equity Funds 537
FINANCIALS  17.7%
Banks  9.9%
1st Source  1,822 112
ACNB  1,008 44
Amalgamated Financial  2,307 63
Amerant Bancorp  3,658 70
Ameris Bancorp  6,677 489
Ames National  809 16
Arrow Financial  1,601 45
Associated Banc-Corp  16,810 432
Atlantic Union Bankshares  14,385 508
Axos Financial (1) 5,492 465
Banc of California  12,653 209
BancFirst  2,103 266
Bancorp (1) 4,615 346
Bank First  924 112
Bank of Hawaii  3,969 261
Bank of Marin Bancorp  1,402 34
Bank of NT Butterfield & Son  4,111 176
Bank7  402 19
BankFinancial (2) 1,053 13
BankUnited  7,659 292
Bankwell Financial Group  665 29
Banner  3,364 220
Bar Harbor Bankshares  1,462 45
BayCom  1,023 29
BCB Bancorp  1,402 12
Beacon Financial  8,224 195
Blue Foundry Bancorp (1) 1,797 16
Blue Ridge Bankshares (1) 6,045 26
Bridgewater Bancshares (1) 2,062 36
Burke & Herbert Financial Services  1,355 84
Business First Bancshares  2,803 66
BV Financial (1) 818 13
Byline Bancorp  3,092 86

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
C&F Financial  288 19
Cadence Bank  18,798 706
California Bancorp (1) 2,236 37
Camden National  1,620 62
Capital Bancorp  1,150 37
Capital City Bank Group  1,349 56
Capitol Federal Financial  12,129 77
Carter Bankshares (1) 2,254 44
Cathay General Bancorp  6,827 328
CB Financial Services (2) 441 15
Central Pacific Financial  2,617 79
CF Bankshares  364 9
Chain Bridge Bancorp, Class A (1) 223 7
Chemung Financial  392 21
ChoiceOne Financial Services  1,402 41
Citizens & Northern  1,413 28
Citizens Community Bancorp  906 15
Citizens Financial Services  428 26
City Holding  1,413 175
Civista Bancshares  1,875 38
CNB Financial  2,759 67
Coastal Financial (1) 1,325 143
CoastalSouth Bancshares (1) 455 10
Colony Bankcorp  1,677 29
Columbia Financial (1) 2,728 41
Community Financial System  5,367 315
Community Trust Bancorp  1,559 87
Community West Bancshares  1,652 34
ConnectOne Bancorp  4,698 117
Customers Bancorp (1) 2,922 191
CVB Financial  13,322 252
Dime Community Bancshares  3,929 117
Eagle Bancorp  2,882 58
Eagle Bancorp Montana  700 12
Eagle Financial Services  434 16
Eastern Bankshares  19,903 361
ECB Bancorp (1)(2) 727 12
Enterprise Financial Services  3,621 210
Equity Bancshares, Class A  1,388 56
Esquire Financial Holdings  692 71
Farmers & Merchants Bancorp  1,256 31
Farmers National Banc  3,536 51
FB Bancorp (1) 1,679 20

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
FB Financial  4,146 231
Fidelity D&D Bancorp  451 20
Financial Institutions  1,946 53
Finward Bancorp  325 10
Finwise Bancorp (1) 856 17
First Bancorp  1,017 27
First Bancorp North Carolina  3,985 211
First BanCorp Puerto Rico  16,363 361
First Bank New Jersey  2,132 35
First Busey  8,455 196
First Business Financial Services  772 40
First Capital (2) 308 14
First Commonwealth Financial  10,677 182
First Community  697 20
First Community Bankshares  1,523 53
First Financial  1,114 63
First Financial Bancorp  9,407 238
First Financial Bankshares  13,584 457
First Financial Northwest (1)(3) 667 —
First Foundation (1) 6,156 34
First Internet Bancorp  741 17
First Interstate BancSystem, Class A  8,866 283
First Merchants  5,757 217
First Mid Bancshares  2,281 86
First National (2) 735 17
First Savings Financial Group  523 16
First United  567 21
First Western Financial (1) 823 19
Firstsun Capital Bancorp (1)(2) 1,235 48
Five Star Bancorp  1,527 49
Flagstar Financial  30,758 355
Flushing Financial  3,137 43
Franklin Financial Services (2) 396 18
FS Bancorp  512 20
Fulton Financial  18,488 344
FVCBankcorp  1,438 19
GBank Financial Holdings (1) 884 35
German American Bancorp  3,613 142
Glacier Bancorp  12,034 586
Great Southern Bancorp  831 51
Greene County Bancorp  689 16
Guaranty Bancshares  913 44
Hancock Whitney  8,685 544

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hanmi Financial  2,956 73
Hanover Bancorp  448 10
HarborOne Bancorp  2,787 38
Hawthorn Bancshares  548 17
HBT Financial  1,200 30
Heritage Commerce  5,856 58
Heritage Financial  3,326 80
Hilltop Holdings  4,549 152
Hingham Institution For Savings  183 48
Home Bancorp  679 37
Home BancShares  18,998 538
HomeTrust Bancshares  1,580 65
Hope Bancorp  12,202 131
Horizon Bancorp  4,237 68
Independent Bank, (MA)  4,936 341
Independent Bank, (MI)  1,976 61
International Bancshares  5,516 379
Investar Holding  843 20
John Marshall Bancorp  946 19
Kearny Financial  5,630 37
Lakeland Financial  2,533 163
Landmark Bancorp  428 11
LCNB  1,402 21
LINKBANCORP  2,102 15
Live Oak Bancshares  3,526 124
MainStreet Bancshares  663 14
Mechanics Bancorp, Class A (1) 1,829 24
Mercantile Bank  1,563 70
Meridian  857 14
Metrocity Bankshares  1,913 53
Metropolitan Bank Holding  959 72
Mid Penn Bancorp  2,000 57
Middlefield Banc  722 22
Midland States Bancorp  2,070 35
MidWestOne Financial Group  1,614 46
MVB Financial  1,082 27
National Bank Holdings, Class A  3,776 146
National Bankshares  657 19
NB Bancorp  3,502 62
NBT Bancorp  5,053 211
Nicolet Bankshares  1,334 179
Northeast Bank  773 77
Northeast Community Bancorp  1,261 26

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Northfield Bancorp  3,774 45
Northpointe Bancshares  995 17
Northrim BanCorp  2,128 46
Northwest Bancshares  14,348 178
Norwood Financial  841 21
Oak Valley Bancorp  670 19
OceanFirst Financial  5,679 100
OFG Bancorp  4,475 195
Ohio Valley Banc (2) 358 13
Old National Bancorp  35,243 774
Old Second Bancorp  4,971 86
OP Bancorp (2) 1,110 15
Orange County Bancorp  1,151 29
Origin Bancorp  3,053 105
Orrstown Financial Services  1,824 62
Park National  1,462 238
Parke Bancorp  960 21
Pathward Financial  2,433 180
Patriot National Bancorp (1) 4,180 5
PCB Bancorp  1,010 21
Peapack-Gladstone Financial  1,529 42
Peoples Bancorp  3,463 104
Peoples Bancorp of North Carolina  410 13
Peoples Financial Services  902 44
Pioneer Bancorp (1) 1,079 14
Plumas Bancorp  709 31
Ponce Financial Group (1) 952 14
Preferred Bank  1,193 108
Primis Financial  2,053 22
Princeton Bancorp  533 17
Provident Bancorp (1) 1,457 18
Provident Financial Services  12,706 245
QCR Holdings  1,658 125
RBB Bancorp  1,594 30
Red River Bancshares  443 29
Renasant  9,545 352
Republic Bancorp, Class A  811 59
Rhinebeck Bancorp (1) 430 5
Richmond Mutual BanCorp (2) 859 12
Riverview Bancorp  1,930 10
S&T Bancorp  3,785 142
SB Financial Group  561 11
Seacoast Banking  8,571 261

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ServisFirst Bancshares  5,213 420
Shore Bancshares  2,988 49
Sierra Bancorp  1,233 36
Simmons First National, Class A  14,267 273
SmartFinancial  1,442 52
Sound Financial Bancorp  202 9
South Plains Financial  1,260 49
Southern First Bancshares (1) 755 33
Southern Missouri Bancorp  944 50
Southside Bancshares  2,816 80
SR Bancorp (2) 743 11
Stellar Bancorp  4,687 142
Sterling Bancorp (1)(3) 2,133 —
Stock Yards Bancorp  2,597 182
Texas Capital Bancshares (1) 4,600 389
Third Coast Bancshares (1) 1,260 48
Timberland Bancorp  707 24
Tompkins Financial  1,316 87
Towne Bank  7,247 251
TriCo Bancshares  3,065 136
Triumph Financial (1) 2,207 110
TrustCo Bank  1,801 65
Trustmark  5,605 222
UMB Financial  7,308 865
Union Bankshares  344 8
United Bankshares  14,278 531
United Community Banks  12,383 388
United Security Bancshares  1,307 12
Unity Bancorp  721 35
Univest Financial  2,867 86
USCB Financial Holdings  969 17
Valley National Bancorp  48,929 519
Veritex Holdings  5,236 176
Virginia National Bankshares  474 18
WaFd  7,937 240
Washington Trust Bancorp  1,882 54
WesBanco  9,600 307
West BanCorp  1,459 30
Westamerica BanCorp  2,536 127
Western New England Bancorp  1,732 21
WSFS Financial  5,675 306
28,228

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Capital Markets  1.8%
Acadian Asset Management  2,643 127
AlTi Global (1)(2) 4,363 16
Artisan Partners Asset Management, Class A  6,302 274
Bakkt Holdings (1) 1,094 37
BGC Group, Class A  35,995 341
Cohen & Steers  2,740 180
Diamond Hill Investment Group  268 38
DigitalBridge Group  16,928 198
Donnelley Financial Solutions (1) 2,652 136
Forge Global Holdings (1)(2) 961 16
GCM Grosvenor, Class A (2) 4,827 58
Marex Group  5,308 178
MarketWise (2) 203 3
Moelis, Class A  7,494 534
Open Lending (1) 9,670 20
P10, Class A (2) 6,202 67
Patria Investments, Class A  6,390 93
Perella Weinberg Partners  6,094 130
Piper Sandler  1,762 611
PJT Partners, Class A  2,321 413
Siebert Financial (1) 1,344 4
Silvercrest Asset Management Group, Class A  911 14
StepStone Group, Class A  7,044 460
StoneX Group (1) 4,638 468
Value Line (2) 68 3
Victory Capital Holdings, Class A  4,491 291
Virtus Investment Partners  647 123
Westwood Holdings Group  703 12
WisdomTree (2) 11,977 167
5,012
Consumer Finance  1.0%
Atlanticus Holdings (1) 547 32
Bread Financial Holdings  4,741 264
Consumer Portfolio Services (1) 875 7
Dave (1) 917 183
Encore Capital Group (1) 2,317 97
Enova International (1) 2,448 282
FirstCash Holdings  3,992 632
Green Dot, Class A (1) 5,181 70
Jefferson Capital  1,145 20
LendingClub (1) 11,185 170
LendingTree (1) 1,093 71

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Medallion Financial (2) 1,757 18
Navient  7,015 92
Nelnet, Class A  1,271 159
NerdWallet, Class A (1) 4,179 45
Oportun Financial (1) 4,545 28
OppFi  2,278 26
PRA Group (1) 3,856 59
PROG Holdings  3,999 129
Regional Management  910 35
Upstart Holdings (1)(2) 8,502 432
Vroom (1) 103 3
World Acceptance (1) 257 43
2,897
Financial Services  2.4%
Acacia Research (1) 3,565 12
Alerus Financial  2,529 56
AvidXchange Holdings (1) 16,896 168
Banco Latinoamericano de Comercio Exterior, Class E  2,869 132
Better Home & Finance Holding (1)(2) 468 26
Burford Capital  19,841 237
Cannae Holdings  5,721 105
Cantaloupe (1) 5,815 61
Cass Information Systems  1,221 48
Compass Diversified Holdings  6,578 44
Enact Holdings  2,875 110
Essent Group  9,824 624
EVERTEC  6,350 215
Federal Agricultural Mortgage, Class C  923 155
Finance Of America, Class A (1)(2) 420 9
Flywire (1) 11,725 159
HA Sustainable Infrastructure Capital  12,135 373
International Money Express (1) 2,751 38
Jackson Financial, Class A  7,215 730
loanDepot, Class A (1)(2) 7,717 24
Marqeta, Class A (1) 37,063 196
Merchants Bancorp  2,530 80
NCR Atleos (1) 7,433 292
NewtekOne  2,429 28
NMI Holdings, Class A (1) 7,924 304
Onity Group (1) 664 27
Pagseguro Digital, Class A  17,678 177
Payoneer Global (1) 27,517 167
Paysafe (1) 3,181 41

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Paysign (1) 3,323 21
PennyMac Financial Services  2,958 366
Priority Technology Holdings (1) 2,540 17
Radian Group  13,679 495
Remitly Global (1) 16,953 276
Repay Holdings (1) 7,593 40
Security National Financial, Class A (1) 1,457 13
Sezzle (1) 1,568 125
StoneCo, Class A (1) 25,347 479
SWK Holdings (2) 287 4
Triller Group (1) 9,788 8
Velocity Financial (1) 1,053 19
Walker & Dunlop  3,319 278
Waterstone Financial  1,511 24
6,803
Insurance  1.8%
Abacus Global Management (1) 3,978 23
Ambac Financial Group (1) 4,666 39
American Coastal Insurance, Class C  2,307 26
American Integrity Insurance Group (1) 789 18
AMERISAFE  1,890 83
Aspen Insurance Holdings, Class A (1) 1,521 56
Ategrity Specialty Holdings (1) 619 12
Baldwin Insurance Group (1) 6,938 196
Bowhead Specialty Holdings (1) 1,603 43
Citizens (1)(2) 4,262 22
CNO Financial Group  9,733 385
Crawford, Class A  1,606 17
Donegal Group, Class A  1,616 31
eHealth (1) 2,718 12
Employers Holdings  2,437 104
F&G Annuities & Life  2,099 66
Fidelis Insurance Holdings  5,923 107
Genworth Financial (1) 41,667 371
GoHealth, Class A (1) 368 2
Goosehead Insurance, Class A  2,281 170
Greenlight Capital Re, Class A (1) 2,483 32
Hamilton Insurance Group, Class B (1) 4,467 111
HCI Group  1,018 195
Heritage Insurance Holdings (1) 2,221 56
Hippo Holdings (1) 1,772 64
Horace Mann Educators  4,029 182
Investors Title  139 37

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
James River Group Holdings  3,654 20
Kestrel Group (1)(2) 337 9
Kingstone  1,041 15
Kingsway Financial Services (1)(2) 2,385 35
Lemonade (1)(2) 5,645 302
MBIA (1) 4,534 34
Mercury General  2,657 225
NI Holdings (1) 703 10
Palomar Holdings (1) 2,651 309
ProAssurance (1) 5,123 123
Root, Class A (1) 1,133 101
Safety Insurance Group  1,465 104
Selective Insurance Group  6,138 498
Selectquote (1) 13,427 26
SiriusPoint (1) 10,127 183
Skyward Specialty Insurance Group (1) 3,555 169
Slide Insurance Holdings (1) 2,636 42
Stewart Information Services  2,745 201
Tiptree  2,272 44
Trupanion (1) 3,668 159
United Fire Group  2,039 62
Universal Insurance Holdings  2,485 65
5,196
Mortgage Real Estate Investment Trusts  0.8%
ACRES Commercial Realty, REIT (1) 582 12
Adamas Trust, REIT  8,265 58
Advanced Flower Capital, REIT (2) 1,694 7
AG Mortgage Investment Trust, REIT (2) 2,898 21
Angel Oak Mortgage REIT, REIT  1,174 11
Apollo Commercial Real Estate Finance, REIT  13,919 141
Arbor Realty Trust, REIT  18,836 230
Ares Commercial Real Estate, REIT (2) 5,180 23
ARMOUR Residential REIT, REIT  10,956 164
Blackstone Mortgage Trust, Class A, REIT  16,496 304
BrightSpire Capital, REIT  12,475 68
Chicago Atlantic Real Estate Finance, REIT (2) 1,716 22
Chimera Investment, REIT  7,843 104
Claros Mortgage Trust, REIT  9,220 31
Dynex Capital, REIT  12,825 158
Ellington Financial, REIT (2) 9,262 120
Franklin BSP Realty Trust, REIT  8,031 87
Great Ajax, REIT  3,978 10
Invesco Mortgage Capital, REIT (2) 6,456 49

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
KKR Real Estate Finance Trust, REIT  5,590 50
Ladder Capital, REIT  11,258 123
Lument Finance Trust, REIT  4,314 9
MFA Financial, REIT  10,233 94
Nexpoint Real Estate Finance, REIT (2) 728 10
Orchid Island Capital, REIT (2) 12,631 89
PennyMac Mortgage Investment Trust, REIT  8,667 106
Ready Capital, REIT (2) 16,392 63
Redwood Trust, REIT  13,001 75
Seven Hills Realty Trust, REIT  1,371 14
Sunrise Realty Trust, REIT  875 9
TPG RE Finance Trust, REIT  6,696 57
Two Harbors Investment, REIT (2) 10,375 102
2,421
Total Financials 50,557
HEALTH CARE  16.0%
Biotechnology  7.4%
4D Molecular Therapeutics (1) 3,736 32
89bio (1) 12,806 188
Abeona Therapeutics (1)(2) 4,107 22
Absci (1)(2) 12,975 39
ACADIA Pharmaceuticals (1) 12,642 270
Actuate Therapeutics (1)(2) 567 4
ADC Therapeutics (1) 7,206 29
ADMA Biologics (1) 23,451 344
Aduro Biotech, Rights, 12/31/49 (1)(3) 35 —
Agios Pharmaceuticals (1) 5,574 224
Akebia Therapeutics (1) 25,109 69
Akero Therapeutics (1) 7,027 334
Aldeyra Therapeutics (1) 5,498 29
Alector (1) 7,957 24
Alkermes (1) 16,377 491
Allogene Therapeutics (1) 14,278 18
Altimmune (1) 7,680 29
Amicus Therapeutics (1) 27,483 217
AnaptysBio (1) 1,986 61
Anavex Life Sciences (1)(2) 8,135 72
Anika Therapeutics (1) 1,164 11
Annexon (1) 8,836 27
Apogee Therapeutics (1) 3,382 134
Arbutus Biopharma (1) 14,765 67
Arcellx (1) 3,477 285
Arcturus Therapeutics Holdings (1) 2,556 47

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Arcus Biosciences (1) 6,787 92
Arcutis Biotherapeutics (1) 10,658 201
Ardelyx (1) 23,498 129
ArriVent Biopharma (1)(2) 2,694 50
Arrowhead Pharmaceuticals (1) 12,192 420
ARS Pharmaceuticals (1)(2) 6,310 63
Astria Therapeutics (1) 4,186 30
aTyr Pharma (1)(2) 8,518 6
Aura Biosciences (1)(2) 4,113 25
Aurinia Pharmaceuticals (1) 11,785 130
Avidity Biosciences (1) 10,295 449
Avita Medical (1)(2) 1,180 6
Beam Therapeutics (1)(2) 9,455 229
Benitec Biopharma (1) 1,363 19
Bicara Therapeutics (1) 3,360 53
BioCryst Pharmaceuticals (1) 20,834 158
Biohaven (1) 9,076 136
Bridgebio Pharma (1) 15,725 817
Bright Minds Biosciences (1) 435 26
Candel Therapeutics (1)(2) 3,703 19
Capricor Therapeutics (1)(2) 3,781 27
Cardiff Oncology (1) 5,836 12
CareDx (1) 5,368 78
Cartesian Therapeutics (1)(2) 925 9
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 —
Catalyst Pharmaceuticals (1) 11,421 225
Celcuity (1) 3,032 150
Celldex Therapeutics (1) 6,525 169
CG oncology (1) 5,564 224
Chinook Therapeutics, CVR (1)(3) 2,945 —
Cidara Therapeutics (1) 1,522 146
Cogent Biosciences (1) 12,816 184
Coherus Oncology (1)(2) 10,321 17
Compass Therapeutics (1) 9,153 32
Corvus Pharmaceuticals (1)(2) 6,470 48
CRISPR Therapeutics (1)(2) 8,347 541
Cullinan Therapeutics (1) 4,963 29
Cytokinetics (1) 11,763 646
Day One Biopharmaceuticals (1) 7,048 50
Denali Therapeutics (1) 13,074 190
Design Therapeutics (1) 2,951 22
DiaMedica Therapeutics (1)(2) 3,752 26
Dianthus Therapeutics (1) 1,616 64

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Disc Medicine (1) 2,276 150
Dynavax Technologies (1) 10,445 104
Dyne Therapeutics (1) 10,766 136
Editas Medicine (1) 8,253 29
Eledon Pharmaceuticals (1) 5,523 14
Emergent BioSolutions (1) 5,282 47
Enanta Pharmaceuticals (1)(2) 1,899 23
Entrada Therapeutics (1) 2,648 15
Erasca (1) 17,246 38
Fate Therapeutics (1) 10,237 13
Fennec Pharmaceuticals (1)(2) 2,222 21
Foghorn Therapeutics (1) 3,087 15
Geron (1) 53,751 74
Gossamer Bio (1) 19,145 50
GRAIL (1) 3,191 189
Greenwich Lifesciences (1) 624 6
GTX, CVR (1)(3) 1 —
Gyre Therapeutics (1)(2) 1,284 10
Heron Therapeutics (1) 14,371 18
Humacyte (1)(2) 11,781 20
Ideaya Biosciences (1) 7,913 215
ImmunityBio (1) 22,683 56
Immunome (1)(2) 8,065 94
Immunovant (1) 6,787 109
Inhibikase Therapeutics (1)(2) 5,720 9
Inhibrx, CVR (1)(3) 2,250 —
Inhibrx Biosciences (1) 1,016 34
Inmune Bio (1) 1,269 3
Intellia Therapeutics (1) 10,160 175
Iovance Biotherapeutics (1) 25,215 55
Ironwood Pharmaceuticals (1) 15,103 20
iTEOS Therapeutics, CVR (1)(3) 2,806 —
Jade Biosciences  3,047 26
Janux Therapeutics (1) 3,916 96
KalVista Pharmaceuticals (1) 3,693 45
Keros Therapeutics (1) 3,393 54
Kodiak Sciences (1) 3,228 53
Korro Bio (1)(2) 679 33
Krystal Biotech (1) 2,504 442
Kura Oncology (1) 7,743 69
Kymera Therapeutics (1) 5,115 290
Larimar Therapeutics (1) 5,488 18
Lexeo Therapeutics (1) 2,246 15

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Madrigal Pharmaceuticals (1) 1,870 858
MannKind (1) 30,112 162
MeiraGTx Holdings (1)(2) 4,265 35
Metsera (1) 5,417 283
MiMedx Group (1) 11,648 81
Mineralys Therapeutics (1) 3,978 151
Mirum Pharmaceuticals (1) 4,093 300
Monopar Therapeutics (1) 383 31
Monte Rosa Therapeutics (1) 4,388 33
Myriad Genetics (1) 8,754 63
Neurogene (1)(2) 1,095 19
Nkarta (1)(2) 4,961 10
Novavax (1)(2) 14,748 128
Nurix Therapeutics (1) 7,340 68
Nuvalent, Class A (1) 4,348 376
Nuvectis Pharma (1) 1,217 7
Olema Pharmaceuticals (1) 5,874 57
Organogenesis Holdings (1)(2) 6,690 28
ORIC Pharmaceuticals (1) 5,723 69
Oruka Therapeutics (1) 2,683 52
Palvella Therapeutics (1) 673 42
Perspective Therapeutics (1)(2) 5,607 19
Praxis Precision Medicines (1) 1,787 95
Precigen (1)(2) 14,544 48
Prime Medicine (1)(2) 7,422 41
Protagonist Therapeutics (1) 5,883 391
Protalix BioTherapeutics (1)(2) 6,593 15
Protara Therapeutics (1) 3,055 13
Prothena (1) 3,724 36
PTC Therapeutics (1) 7,843 481
Puma Biotechnology (1) 4,275 23
Recursion Pharmaceuticals, Class A (1)(2) 36,159 176
REGENXBIO (1) 4,596 44
Relay Therapeutics (1) 12,923 67
Replimune Group (1) 6,235 26
Rezolute (1) 7,627 72
Rhythm Pharmaceuticals (1) 5,267 532
Rigel Pharmaceuticals (1) 1,720 49
Rocket Pharmaceuticals (1) 7,911 26
Sana Biotechnology (1)(2) 13,098 46
Savara (1) 12,481 45
Scholar Rock Holding (1) 8,180 305
SELLAS Life Sciences Group (1)(2) 8,983 14

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sionna Therapeutics (1) 1,161 34
Soleno Therapeutics (1) 4,239 287
Solid Biosciences (1) 6,477 40
Spyre Therapeutics (1)(2) 4,867 82
Stoke Therapeutics (1)(2) 4,422 104
Syndax Pharmaceuticals (1) 8,437 130
Tango Therapeutics (1)(2) 7,499 63
Taysha Gene Therapies (1) 20,943 68
Tectonic Therapeutic (1)(2) 1,033 16
Tevogen Bio Holdings (1) 2,273 2
TG Therapeutics (1) 14,643 529
Tobira Therapeutics, CVR (1)(3) 25 —
Tonix Pharmaceuticals Holding (1)(2) 741 18
Tourmaline Bio (1) 1,724 82
Travere Therapeutics (1) 8,774 210
TriSalus Life Sciences (1) 1,512 7
TuHURA Biosciences (1)(2) 2,445 6
Twist Bioscience (1) 5,886 166
Tyra Biosciences (1) 2,265 32
Upstream Bio (1) 3,409 64
UroGen Pharma (1) 3,710 74
Vanda Pharmaceuticals, A Shares (1) 5,168 26
Vaxcyte (1) 11,570 417
Vera Therapeutics (1) 5,105 148
Veracyte (1) 7,734 266
Verastem (1) 4,476 40
Vericel (1) 4,979 157
Vir Biotechnology (1) 8,624 49
Viridian Therapeutics (1) 7,079 153
Voyager Therapeutics (1) 4,230 20
Xencor (1) 6,882 81
Xenon Pharmaceuticals (1) 7,648 307
XOMA Royalty (1)(2) 921 35
Zenas Biopharma (1)(2) 1,588 35
Zymeworks (1) 4,940 84
21,146
Health Care Equipment & Supplies  2.5%
Accuray (1) 10,247 17
Alphatec Holdings (1) 11,460 167
AngioDynamics (1) 3,907 44
Anteris Technologies Global (1)(2) 2,039 9
Artivion (1) 3,793 161
AtriCure (1) 4,782 169

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Avanos Medical (1) 4,345 50
Axogen (1) 4,289 77
Beta Bionics (1) 3,781 75
Bioventus, Class A (1) 4,572 31
Butterfly Network (1)(2) 18,037 35
CapsoVision (1) 562 3
Carlsmed (1) 669 9
Ceribell (1)(2) 2,339 27
Cerus (1) 18,142 29
ClearPoint Neuro (1)(2) 2,819 61
CONMED  3,101 146
CVRx (1)(2) 1,648 13
Delcath Systems (1) 2,955 32
Electromed (1)(2) 651 16
Embecta  5,678 80
Enovis (1) 5,651 171
Glaukos (1) 5,645 460
Haemonetics (1) 4,750 232
ICU Medical (1) 2,453 294
Inogen (1) 2,381 19
Integer Holdings (1) 3,490 361
Integra LifeSciences Holdings (1) 6,707 96
iRadimed  795 57
iRhythm Technologies (1) 3,215 553
Kestra Medical Technologies (1)(2) 1,236 29
KORU Medical Systems (1)(2) 4,003 15
Lantheus Holdings (1) 6,777 348
LeMaitre Vascular  2,060 180
LENSAR (1) 888 11
LivaNova (1) 5,530 290
Lucid Diagnostics (1)(2) 6,559 7
Merit Medical Systems (1) 5,902 491
Myomo (1) 3,090 3
Neogen (1) 21,546 123
Neuronetics (1)(2) 3,413 9
NeuroPace (1) 2,260 23
Novocure (1) 10,009 129
Omnicell (1) 4,640 141
OraSure Technologies (1) 7,091 23
Orthofix Medical (1) 3,793 56
OrthoPediatrics (1) 1,648 31
Outset Medical (1) 1,664 23
PROCEPT BioRobotics (1) 5,185 185

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Pro-Dex (1) 200 7
Pulmonx (1) 4,193 7
Pulse Biosciences (1)(2) 1,656 29
QuidelOrtho (1) 6,698 197
RxSight (1) 3,643 33
Sanara Medtech (1) 378 12
SANUWAVE Health (1) 659 25
Semler Scientific (1)(2) 1,185 36
Shoulder Innovations (1) 469 6
SI-BONE (1) 3,739 55
Sight Sciences (1) 3,889 13
STAAR Surgical (1) 4,886 131
Stereotaxis (1) 5,272 16
Surmodics (1) 1,351 40
Tactile Systems Technology (1) 2,195 30
Tandem Diabetes Care (1)(2) 6,703 81
TransMedics Group (1) 3,361 377
Treace Medical Concepts (1) 4,873 33
UFP Technologies (1) 744 148
Utah Medical Products  308 19
Varex Imaging (1) 4,006 50
Zimvie (1) 2,742 52
7,008
Health Care Providers & Services  3.3%
AdaptHealth (1) 10,048 90
Addus HomeCare (1) 1,793 212
agilon health (1) 29,640 31
AirSculpt Technologies (1)(2) 1,312 10
Alignment Healthcare (1) 14,414 251
AMN Healthcare Services (1) 3,768 73
Ardent Health (1) 2,273 30
Astrana Health (1) 4,020 114
Aveanna Healthcare Holdings (1) 4,456 40
BrightSpring Health Services (1) 9,255 274
Brookdale Senior Living (1) 22,686 192
Castle Biosciences (1) 2,777 63
Clover Health Investments (1)(2) 40,082 123
Community Health Systems (1) 12,690 41
Concentra Group Holdings Parent  11,521 241
CorVel (1) 2,872 222
Cross Country Healthcare (1) 3,074 44
DocGo (1) 8,970 12
Enhabit (1) 4,885 39

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ensign Group  5,646 975
Fulgent Genetics (1) 2,061 47
GeneDx Holdings (1) 1,852 200
Guardant Health (1) 12,017 751
HealthEquity (1) 8,583 813
Hims & Hers Health (1)(2) 19,142 1,086
Innovage Holding (1) 1,899 10
Joint (1) 1,419 14
LifeStance Health Group (1) 12,954 71
Nano-X Imaging (1)(2) 6,035 22
National HealthCare  1,265 154
National Research  1,279 16
NeoGenomics (1) 12,614 97
Nutex Health (1)(2) 322 33
Omada Health (1) 907 20
Oncology Institute (1)(2) 5,569 19
OPKO Health (1) 40,577 63
Option Care Health (1) 16,636 462
Oscar Health, Class A (1)(2) 19,645 372
Owens & Minor (1) 7,281 35
PACS Group (1) 4,314 59
Pediatrix Medical Group (1) 8,691 146
Pennant Group (1) 3,400 86
Performant Healthcare (1)(2) 6,855 53
Premier, Class A  8,128 226
Privia Health Group (1) 11,676 291
Progyny (1) 7,405 159
RadNet (1) 6,886 525
SBC Medical Group Holdings (1) 529 2
Select Medical Holdings  11,140 143
Sonida Senior Living (1) 517 14
Surgery Partners (1) 7,643 165
Talkspace (1) 14,220 39
U.S. Physical Therapy  1,509 128
Viemed Healthcare (1) 3,469 24
9,422
Health Care Technology  0.4%
Definitive Healthcare (1) 4,558 19
Evolent Health, Class A (1) 11,453 97
Health Catalyst (1) 6,360 18
HealthStream  2,393 68
LifeMD (1) 3,476 24
Multiplan (1) 754 40

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
OptimizeRx (1) 1,730 35
Phreesia (1) 5,586 131
Schrodinger (1) 5,783 116
Simulations Plus (1) 1,659 25
Teladoc Health (1) 17,647 136
TruBridge (1) 939 19
Waystar Holding (1) 11,053 419
1,147
Life Sciences Tools & Services  0.4%
10X Genomics, Class A (1) 10,527 123
Adaptive Biotechnologies (1) 14,759 221
Alpha Teknova (1)(2) 1,152 7
Atlantic International (1) 1,007 3
Azenta (1) 4,098 118
BioLife Solutions (1) 3,705 94
Codexis (1) 8,405 20
CryoPort (1) 4,820 46
Cytek Biosciences (1) 11,723 41
Fortrea Holdings (1) 8,931 75
Ginkgo Bioworks Holdings (1) 3,807 55
Lifecore Biomedical (1)(2) 2,595 19
Maravai LifeSciences Holdings, Class A (1)(2) 11,471 33
MaxCyte (1) 9,855 15
Mesa Laboratories  489 33
Niagen Bioscience (1) 5,112 48
Omniab (1) 9,457 15
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1) 27,331 35
Personalis (1)(2) 4,711 31
Quanterix (1)(2) 4,041 22
Quantum-Si (1)(2) 13,256 19
Standard BioTools (1) 29,114 38
1,111
Pharmaceuticals  2.0%
Aardvark Therapeutics (1) 538 7
Aclaris Therapeutics (1) 8,561 16
Alumis (1) 5,090 20
Amneal Pharmaceuticals (1) 15,050 151
Amphastar Pharmaceuticals (1) 3,656 97
Amylyx Pharmaceuticals (1) 6,783 92
ANI Pharmaceuticals (1) 1,809 166
Aquestive Therapeutics (1)(2) 8,087 45

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Arvinas (1) 6,393 55
Atea Pharmaceuticals (1) 7,232 21
Avadel Pharmaceuticals (1) 8,804 134
Axsome Therapeutics (1) 4,084 496
BioAge Labs (1) 2,243 13
Biote, Class A (1)(2) 2,536 8
Collegium Pharmaceutical (1) 3,157 111
CorMedix (1)(2) 6,945 81
Crinetics Pharmaceuticals (1) 9,134 380
Edgewise Therapeutics (1) 6,643 108
Enliven Therapeutics (1)(2) 4,145 85
Esperion Therapeutics (1)(2) 20,293 54
Eton Pharmaceuticals (1)(2) 2,512 55
Evolus (1)(2) 5,243 32
EyePoint Pharmaceuticals (1) 6,103 87
Fulcrum Therapeutics (1) 4,228 39
Harmony Biosciences Holdings (1) 4,353 120
Harrow (1) 3,081 148
Indivior (1) 12,204 294
Innoviva (1) 6,309 115
Journey Medical (1)(2) 1,149 8
LENZ Therapeutics (1)(2) 1,591 74
Ligand Pharmaceuticals (1) 1,932 342
Liquidia (1) 6,345 144
Maze Therapeutics (1) 1,926 50
MBX Biosciences (1) 1,605 28
MediWound (1)(2) 780 14
Mind Medicine MindMed (1)(2) 7,336 87
Nuvation Bio (1)(2) 24,380 90
Ocular Therapeutix (1) 13,893 162
Omeros (1)(2) 7,397 30
Pacira BioSciences (1) 4,534 117
Phathom Pharmaceuticals (1) 4,136 49
Phibro Animal Health, Class A  2,013 82
Prestige Consumer Healthcare (1) 5,014 313
Rapport Therapeutics (1) 1,783 53
scPharmaceuticals (1) 3,601 20
Septerna (1) 2,010 38
SIGA Technologies  4,204 39
Supernus Pharmaceuticals (1) 5,321 254
Tarsus Pharmaceuticals (1) 3,989 237
Terns Pharmaceuticals (1) 7,276 55
Theravance Biopharma (1) 3,806 56

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Third Harmonic Bio (1)(2)(3) 2,206 —
Trevi Therapeutics (1) 8,622 79
Tvardi Therapeutics (1)(2) 466 18
WaVe Life Sciences (1) 10,921 80
Xeris Biopharma Holdings (1) 15,849 129
Zevra Therapeutics (1) 5,296 50
5,728
Total Health Care 45,562
INDUSTRIALS & BUSINESS SERVICES  17.7%
Aerospace & Defense  2.0%
AAR (1) 3,520 316
AeroVironment (1) 3,208 1,010
AerSale (1) 3,158 26
AIRO Group Holdings (1) 689 13
Archer Aviation, Class A (1) 55,546 532
Astronics (1) 2,959 135
Byrna Technologies (1)(2) 1,778 39
Cadre Holdings  2,775 101
Ducommun (1) 1,383 133
Eve Holding (1)(2) 5,003 19
Intuitive Machines (1) 10,877 115
Kratos Defense & Security Solutions (1) 16,736 1,529
Mercury Systems (1) 5,261 407
Moog, Class A  2,835 589
National Presto Industries  508 57
Park Aerospace  1,790 37
Redwire (1)(2) 4,879 44
Satellogic, Class A (1)(2) 6,481 21
V2X (1) 1,909 111
Voyager Technologies, Class A (1) 1,353 40
VSE  2,056 342
5,616
Air Freight & Logistics  0.1%
Arrive AI (1) 363 1
Forward Air (1) 2,290 59
Hub Group, Class A  5,900 203
Radiant Logistics (1) 3,345 20
283
Building Products  1.4%
American Woodmark (1) 1,440 96
Apogee Enterprises  2,075 90
AZZ  3,009 328

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CSW Industrials  1,648 400
Gibraltar Industries (1) 2,949 185
Griffon  3,894 297
Insteel Industries  1,805 69
Janus International Group (1) 13,519 133
JELD-WEN Holding (1) 8,272 41
Masterbrand (1) 12,646 167
Quanex Building Products  4,608 65
Resideo Technologies (1) 13,908 601
Tecnoglass  2,405 161
UFP Industries  6,089 569
Zurn Elkay Water Solutions  15,133 712
3,914
Commercial Services & Supplies  1.6%
ABM Industries  6,235 288
ACCO Brands  9,099 36
Acme United  314 13
ACV Auctions, Class A (1) 16,591 164
BrightView Holdings (1) 7,087 95
Brink's  4,249 497
Casella Waste Systems, Class A (1) 6,339 602
CECO Environmental (1) 2,876 147
Cimpress (1) 1,473 93
CompX International (2) 167 4
CoreCivic (1) 10,650 217
Deluxe  4,356 84
Ennis  2,432 45
Enviri (1) 7,385 94
GEO Group (1) 13,734 281
Healthcare Services Group (1) 7,184 121
HNI  4,582 215
Interface  5,774 167
Liquidity Services (1) 2,273 62
MillerKnoll  6,743 120
Mobile Infrastructure (1) 1,370 5
Montrose Environmental Group (1) 3,190 88
NL Industries  1,083 7
OPENLANE (1) 10,786 310
Perma-Fix Environmental Services (1)(2) 1,800 18
Pitney Bowes  17,009 194
Quad/Graphics  2,786 17
Steelcase, Class A  8,387 144
UniFirst  1,520 254

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vestis  11,349 51
Virco Mfg. (2) 1,042 8
4,441
Construction & Engineering  2.4%
Ameresco, Class A (1) 3,163 106
Arcosa  4,905 460
Argan  1,343 363
Bowman Consulting Group (1) 1,377 58
Centuri Holdings (1) 6,934 147
Concrete Pumping Holdings  2,426 17
Construction Partners, Class A (1) 4,729 601
Dycom Industries (1) 2,820 823
Fluor (1) 16,516 695
Granite Construction  4,419 484
Great Lakes Dredge & Dock (1) 6,542 78
IES Holdings (1) 915 364
Limbach Holdings (1) 1,066 103
Matrix Service (1) 2,598 34
MYR Group (1) 1,553 323
NWPX Infrastructure (1) 938 50
Orion Group Holdings (1) 3,559 30
Primoris Services  5,446 748
Southland Holdings (1) 912 4
Sterling Infrastructure (1) 2,997 1,018
Tutor Perini (1) 4,518 296
6,802
Electrical Equipment  2.4%
Allient  1,426 64
American Superconductor (1) 4,310 256
Amprius Technologies (1) 9,161 96
Array Technologies (1) 14,965 122
Atkore  3,399 213
Bloom Energy, Class A (1) 21,547 1,822
Complete Solaria (1)(2) 5,700 10
EnerSys  3,886 439
Enovix (1)(2) 16,286 162
Eos Energy Enterprises (1)(2) 25,844 294
Fluence Energy (1)(2) 7,475 81
Hyliion Holdings (1)(2) 12,043 24
KULR Technology Group (1)(2) 3,106 13
LSI Industries  2,612 62
NANO Nuclear Energy (1) 3,068 118
Net Power (1)(2) 3,218 10

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
NEXTracker, Class A (1) 14,659 1,085
NuScale Power (1) 12,787 460
Plug Power (1) 107,680 251
Powell Industries (2) 969 295
Power Solutions International (1) 640 63
Preformed Line Products  238 47
Shoals Technologies Group, Class A (1) 16,693 124
SKYX Platforms (1) 5,806 6
Sunrun (1) 21,203 367
T1 Energy (1)(2) 10,983 24
Thermon Group Holdings (1) 3,245 87
Vicor (1) 2,301 114
6,709
Ground Transportation  0.3%
ArcBest  2,296 160
Covenant Logistics Group  1,590 34
FTAI Infrastructure  10,667 47
Heartland Express  4,369 37
Hertz Global Holdings (1)(2) 11,528 78
Marten Transport  5,829 62
PAMT (1) 565 7
Proficient Auto Logistics (1)(2) 2,224 15
RXO (1) 16,377 252
Universal Logistics Holdings (2) 672 16
Werner Enterprises  5,714 150
858
Industrial Conglomerates  0.0%
Brookfield Business, Class A  2,350 79
79
Machinery  3.8%
3D Systems (1)(2) 13,606 39
Aebi Schmidt Holding  4,040 50
AirJoule Technologies (1) 2,032 9
Alamo Group  1,021 195
Albany International, Class A  2,986 159
Astec Industries  2,228 107
Atmus Filtration Technologies  8,447 381
Blue Bird (1) 3,186 183
Chart Industries (1) 4,549 910
Columbus McKinnon  2,735 39
Douglas Dynamics  2,213 69
Eastern (2) 578 14

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Energy Recovery (1) 5,354 83
Enerpac Tool Group  5,352 219
Enpro  2,134 482
ESCO Technologies  2,623 554
Federal Signal  6,046 719
Franklin Electric  4,040 385
Gencor Industries (1) 975 14
Gorman-Rupp  2,089 97
Graham (1) 1,007 55
Greenbrier  3,044 141
Helios Technologies  3,300 172
Hillenbrand  7,026 190
Hillman Solutions (1) 19,566 180
Hyster-Yale  1,146 42
JBT Marel  5,258 738
Kadant  1,192 355
Kennametal  7,643 160
L B Foster, Class A (1) 962 26
Lindsay  1,085 152
Luxfer Holdings  2,643 37
Manitowoc (1) 3,380 34
Mayville Engineering (1) 1,434 20
Microvast Holdings (1)(2) 19,621 76
Miller Industries  1,081 44
Mueller Water Products, Class A  15,771 402
Omega Flex  343 11
Palladyne AI (1) 2,400 21
Park-Ohio Holdings  945 20
Proto Labs (1) 2,330 117
REV Group  4,927 279
Richtech Robotics, Class B (1)(2) 6,522 28
SPX Technologies (1) 4,849 906
Standex International  1,223 259
Tennant  1,871 152
Terex  6,531 335
Titan International (1) 4,769 36
Trinity Industries  8,079 227
Wabash National  3,923 39
Watts Water Technologies, Class A  2,763 772
Worthington Enterprises  3,105 172
10,906
Marine Transportation  0.2%
Costamare  4,453 53

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Costamare Bulkers Holdings (1) 784 11
Genco Shipping & Trading  3,341 59
Himalaya Shipping (2) 2,865 24
Matson  3,293 325
Pangaea Logistics Solutions  2,955 15
Safe Bulkers  5,696 25
512
Passenger Airlines  0.5%
Allegiant Travel (1) 1,424 87
flyExclusive (1) 511 3
Frontier Group Holdings (1)(2) 8,598 38
JetBlue Airways (1)(2) 33,839 166
Joby Aviation (1)(2) 46,437 749
SkyWest (1) 4,089 411
Strata Critical Medical (1) 6,050 31
Sun Country Airlines Holdings (1) 4,997 59
1,544
Professional Services  1.9%
Acuren (1) 16,943 225
Alight, Class A  42,647 139
Asure Software (1) 2,329 19
Barrett Business Services  2,471 110
BlackSky Technology (1)(2) 3,065 62
CBIZ (1)(2) 5,020 266
Conduent (1) 14,231 40
CRA International  663 138
CSG Systems International  2,748 177
Exponent  5,146 358
First Advantage (1) 7,805 120
Forrester Research (1) 1,018 11
Franklin Covey (1) 1,018 20
Heidrick & Struggles International  2,036 101
HireQuest (2) 581 6
Huron Consulting Group (1) 1,683 247
IBEX Holdings (1) 1,177 48
ICF International  1,816 169
Innodata (1) 3,130 241
Insperity  3,564 175
Kelly Services, Class A  2,876 38
Kforce  1,746 52
Korn Ferry  5,230 366
Legalzoom.com (1) 11,699 121
Maximus  5,711 522

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Mistras Group (1) 1,866 18
Planet Labs PBC (1) 23,682 307
RCM Technologies (1) 463 12
Resolute Holdings Management (1)(2) 400 29
Resources Connection  2,986 15
Skillsoft (1) 422 5
Spire Global (1) 2,578 28
TriNet Group  2,954 198
TrueBlue (1) 2,637 16
TTEC Holdings (1) 2,045 7
Upwork (1) 12,292 228
Verra Mobility (1) 16,150 399
Willdan Group (1) 1,384 134
WNS Holdings (1) 3,810 291
5,458
Trading Companies & Distributors  1.1%
Alta Equipment Group  2,315 17
BlueLinx Holdings (1) 779 57
Boise Cascade  3,829 296
Custom Truck One Source (1) 5,915 38
Distribution Solutions Group (1) 953 29
DNOW (1) 10,255 156
DXP Enterprises (1) 1,295 154
EVI Industries  548 17
GATX  3,617 632
Global Industrial  1,406 51
Herc Holdings  3,305 386
Hudson Technologies (1) 3,966 39
Karat Packaging  1,021 26
McGrath RentCorp  2,490 292
MRC Global (1) 8,557 123
NPK International (1) 7,836 89
Rush Enterprises, Class A  6,187 331
Rush Enterprises, Class B  899 52
Titan Machinery (1) 2,015 34
Transcat (1) 902 66
Willis Lease Finance  280 38
Xometry, Class A (1) 4,292 234
3,157

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Transportation Infrastructure  0.0%
Sky Harbour Group (1)(2) 2,001 20
20
Total Industrials & Business Services 50,299
INFORMATION TECHNOLOGY  15.3%
Communications Equipment  0.9%
ADTRAN Holdings (1) 7,336 69
Applied Optoelectronics (1)(2) 5,297 137
Aviat Networks (1) 1,148 26
BK Technologies (1) 257 22
Calix (1) 5,967 366
Clearfield (1)(2) 1,139 39
CommScope Holding (1) 21,614 335
Digi International (1) 3,654 133
Extreme Networks (1) 13,406 277
Harmonic (1) 11,172 114
Inseego (1)(2) 1,174 17
NETGEAR (1) 2,729 88
NetScout Systems (1) 6,958 180
Ribbon Communications (1) 8,854 34
Viasat (1) 11,934 350
Viavi Solutions (1) 22,487 285
2,472
Electronic Equipment, Instruments & Components  3.3%
908 Devices (1) 2,690 24
Advanced Energy Industries  3,798 646
Aeva Technologies (1) 2,941 43
Arlo Technologies (1) 9,831 167
Badger Meter  2,993 535
Bel Fuse, Class A  167 19
Bel Fuse, Class B  1,025 145
Belden  3,998 481
Benchmark Electronics  3,539 136
Climb Global Solutions  377 51
CTS  2,915 116
Daktronics (1) 4,052 85
ePlus  2,607 185
Evolv Technologies Holdings (1) 11,313 85
Fabrinet (1) 3,628 1,323
Frequency Electronics (1) 621 21
Insight Enterprises (1) 2,930 332
Itron (1) 4,579 570

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Kimball Electronics (1) 2,384 71
Knowles (1) 8,550 199
Methode Electronics  3,318 25
MicroVision (1) 23,061 29
Mirion Technologies (1) 21,523 501
M-Tron Industries (1) 232 13
Napco Security Technologies  3,474 149
Neonode (1)(2) 988 3
nLight (1) 4,739 140
Novanta (1) 3,653 366
OSI Systems (1) 1,622 404
Ouster (1) 5,063 137
PC Connection  1,107 69
Plexus (1) 2,718 393
Powerfleet (1) 12,162 64
Red Cat Holdings (1)(2) 8,421 87
Richardson Electronics  1,095 11
Rogers (1) 1,852 149
Sanmina (1) 5,266 606
ScanSource (1) 2,166 95
TTM Technologies (1) 10,151 585
Vishay Intertechnology  11,970 183
Vishay Precision Group (1) 1,175 38
Vuzix (1) 6,047 19
9,300
It Services  0.0%
VTEX, Class A (1)(2) 5,423 24
24
IT Services  0.5%
Applied Digital (1)(2) 21,629 496
ASGN (1) 4,225 200
Backblaze, Class A (1) 5,453 50
BigBear.ai Holdings (1) 28,829 188
Commerce.com, Series 1 (1) 6,544 33
Crexendo (1) 1,370 9
CSP (2) 659 8
DigitalOcean Holdings (1) 6,745 230
Fastly, Class A (1) 13,408 115
Grid Dynamics Holdings (1) 6,501 50
Hackett Group  2,411 46
Information Services Group  3,299 19
Rackspace Technology (1) 7,867 11
TSS (1)(2) 1,712 31

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Tucows, Class A (1) 738 14
Unisys (1) 6,493 25
1,525
Semiconductors & Semiconductor Equipment  3.5%
ACM Research, Class A (1) 4,981 195
Aehr Test Systems (1) 2,805 84
Aeluma (1)(2) 907 15
Alpha & Omega Semiconductor (1) 2,440 68
Ambarella (1) 4,125 340
Ambiq Micro (1) 459 14
Atomera (1) 2,759 12
Axcelis Technologies (1) 3,267 319
Blaize Holdings (1)(2) 7,219 25
CEVA (1) 2,289 60
Cohu (1) 4,466 91
Credo Technology Group Holding (1) 14,855 2,163
Diodes (1) 4,527 241
FormFactor (1) 7,911 288
Ichor Holdings (1) 3,349 59
Impinj (1) 2,622 474
indie Semiconductor, Class A (1)(2) 18,962 77
Kopin (1)(2) 17,683 43
Kulicke & Soffa Industries  5,153 209
MaxLinear (1) 8,173 131
Navitas Semiconductor (1) 13,002 94
NVE  454 30
PDF Solutions (1) 3,138 81
Penguin Solutions (1) 5,341 140
Photronics (1) 5,732 132
Power Integrations  5,592 225
Rambus (1) 10,840 1,130
Rigetti Computing (1)(2) 32,105 956
Semtech (1) 8,790 628
Silicon Laboratories (1) 3,260 428
SiTime (1) 2,147 647
SkyWater Technology (1) 2,492 47
Synaptics (1) 3,898 266
Ultra Clean Holdings (1) 4,435 121
Veeco Instruments (1) 5,719 174
10,007
Software  6.3%
8x8 (1) 12,304 26
A10 Networks  7,388 134

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ACI Worldwide (1) 10,635 561
Adeia  10,751 181
Agilysys (1) 2,629 277
Airship AI Holdings (1) 1,891 10
Alarm.com Holdings (1) 4,799 255
Alkami Technology (1)(2) 6,746 168
Amplitude, Class A (1) 8,658 93
Appian, Class A (1) 3,884 119
Arteris (1) 2,644 27
Asana, Class A (1) 8,528 114
AudioEye (1) 707 10
AvePoint (1) 13,124 197
Bit Digital (1) 31,374 94
Bitdeer Technologies Group, Class A (1) 8,845 151
Blackbaud (1) 3,778 243
BlackLine (1) 5,288 281
Blend Labs, Class A (1) 20,552 75
Box, Class A (1) 14,188 458
Braze, Class A (1) 7,865 224
C3.ai, Class A (1)(2) 12,505 217
Cerence (1) 4,254 53
Cipher Mining (1)(2) 26,334 332
Cleanspark (1) 28,085 407
Clearwater Analytics Holdings, Class A (1) 24,917 449
Commvault Systems (1) 4,497 849
Consensus Cloud Solutions (1) 1,900 56
Core Scientific (1) 28,693 515
CoreCard (1) 528 14
CS Disco (1) 2,764 18
Daily Journal (1) 126 59
Digimarc (1)(2) 1,474 14
Digital Turbine (1) 9,973 64
Domo, Class B (1) 3,344 53
D-Wave Quantum (1) 31,076 768
eGain (1) 1,863 16
EverCommerce (1)(2) 1,812 20
Expensify, Class A (1)(2) 5,638 10
Five9 (1) 7,547 183
Freshworks, Class A (1) 19,804 233
Hut 8 (1) 9,552 332
I3 Verticals, Class A (1)(2) 2,233 72
Intapp (1) 5,754 235
InterDigital  2,605 899

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Jamf Holding (1) 7,116 76
Kaltura (1) 8,349 12
Life360 (1)(2) 1,586 169
LiveRamp Holdings (1) 6,390 173
MARA Holdings (1) 37,452 684
Mercurity Fintech Holding (1)(2) 3,019 74
Meridianlink (1) 3,155 63
Mitek Systems (1) 4,349 42
N-able (1) 7,050 55
NCR Voyix (1)(2) 13,745 172
NextNav (1) 8,765 125
ON24 (1) 3,524 20
OneSpan  3,626 58
Ooma (1) 2,507 30
Pagaya Technologies, Class A (1) 4,537 135
PagerDuty (1) 8,326 138
PAR Technology (1) 3,958 157
Porch Group (1) 8,197 138
Progress Software  4,230 186
PROS Holdings (1) 4,306 99
Q2 Holdings (1) 6,281 455
Qualys (1) 3,687 488
Rapid7 (1) 6,295 118
Red Violet  1,096 57
ReposiTrak (2) 1,028 15
Rezolve AI (1)(2) 14,461 72
Rimini Street (1) 5,023 23
Riot Platforms (1) 35,131 669
Sapiens International  3,047 131
SEMrush Holdings, Class A (1) 5,664 40
Silvaco Group (1)(2) 1,133 6
SoundHound AI, Class A (1)(2) 36,909 593
SoundThinking (1) 865 10
Sprinklr, Class A (1) 10,844 84
Sprout Social, Class A (1) 5,190 67
SPS Commerce (1) 3,850 401
Synchronoss Technologies (1) 1,023 6
Telos (1) 5,407 37
Tenable Holdings (1) 12,291 358
Terawulf (1)(2) 28,768 329
Varonis Systems (1) 11,116 639
Verint Systems (1) 5,933 120
Vertex, Class A (1) 6,433 159

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Viant Technology, Class A (1) 1,477 13
Weave Communications (1) 5,712 38
WM Technology (1) 8,063 9
Workiva (1) 5,077 437
Xperi (1) 4,329 28
Yext (1) 10,273 87
Zeta Global Holdings, Class A (1) 18,831 374
18,035
Technology Hardware, Storage & Peripherals  0.8%
CompoSecure, Class A (1) 4,295 90
Corsair Gaming (1) 4,574 41
CPI Card Group (1) 599 9
Diebold Nixdorf (1) 2,513 143
Eastman Kodak (1) 6,259 40
Immersion  2,733 20
IonQ (1) 27,738 1,706
Quantum Computing (1)(2) 13,634 251
Turtle Beach (1) 1,393 22
Xerox Holdings (2) 11,503 43
2,365
Total Information Technology 43,728
MATERIALS  4.2%
Chemicals  1.6%
AdvanSix  2,592 50
American Vanguard (1) 2,358 13
Arq (1) 2,982 21
ASP Isotopes (1)(2) 7,556 73
Aspen Aerogels (1) 6,489 45
Avient  9,324 307
Balchem  3,314 497
Cabot  5,481 417
Chemours  14,867 235
Core Molding Technologies (1) 840 17
Ecovyst (1) 11,552 101
Flotek Industries (1) 1,341 20
Hawkins  1,977 361
HB Fuller  5,544 329
Ingevity (1) 3,602 199
Innospec  2,480 191
Intrepid Potash (1) 1,079 33
Koppers Holdings  1,863 52
Kronos Worldwide  2,219 13

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
LSB Industries (1) 5,290 42
Mativ Holdings  5,252 59
Minerals Technologies  3,154 196
Orion  5,355 41
Perimeter Solutions (1) 14,116 316
PureCycle Technologies (1)(2) 12,829 169
Quaker Chemical  1,380 182
Rayonier Advanced Materials (1) 6,347 46
Sensient Technologies  4,273 401
Solesence (1) 1,781 6
Stepan  2,139 102
Trinseo (2) 3,215 8
Tronox Holdings  11,577 46
Valhi  173 3
4,591
Construction Materials  0.2%
Knife River (1) 5,779 444
Smith-Midland (1) 251 9
Titan America  2,386 36
United States Lime & Minerals  1,084 143
632
Containers & Packaging  0.2%
Ardagh Metal Packaging  14,143 56
Greif, Class A  2,524 151
Greif, Class B  457 28
Myers Industries  3,624 61
O-I Glass (1) 15,184 197
Ranpak Holdings (1) 4,834 27
TriMas  3,273 127
647
Metals & Mining  2.1%
Alpha Metallurgical Resources (1) 1,166 191
American Battery Technology (1) 9,786 48
Ascent Industries (1) 753 10
Caledonia Mining  1,620 59
Century Aluminum (1) 5,184 152
Coeur Mining (1) 64,312 1,206
Commercial Metals  11,420 654
Compass Minerals International (1) 3,377 65
Constellium (1) 14,055 209
Contango ORE (1)(2) 1,000 25
Critical Metals (1) 3,041 19

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Dakota Gold (1) 8,451 38
Ferroglobe  11,700 53
Friedman Industries  629 14
Hecla Mining  60,402 731
Idaho Strategic Resources (1) 1,232 42
Ivanhoe Electric (1) 8,619 108
Kaiser Aluminum  1,614 124
Lifezone Metals (1) 2,990 16
MAC Copper, Class A (1) 6,060 74
Materion  2,042 247
Metallus (1) 3,624 60
NioCorp Developments (1)(2) 6,848 46
Novagold Resources (1) 29,882 263
Olympic Steel  959 29
Perpetua Resources (1) 7,410 150
Ramaco Resources, Class A  2,852 95
Ryerson Holding  2,627 60
SSR Mining (1) 20,549 502
SunCoke Energy  8,361 68
Tredegar (1) 2,733 22
U.S. Antimony (1)(2) 8,997 56
U.S. Gold (1) 1,038 17
U.S. Goldmining (1) 152 2
Vox Royalty  3,784 16
Warrior Met Coal  5,279 336
Worthington Steel  3,212 98
5,905
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,571 33
Magnera (1) 3,260 38
Sylvamo  3,424 151
222
Total Materials 11,997
REAL ESTATE  5.9%
Diversified Real Estate Investment Trusts  0.5%
Alexander & Baldwin, REIT  7,280 132
Alpine Income Property Trust, REIT  1,157 16
American Assets Trust, REIT  5,165 105
Armada Hoffler Properties, REIT  7,769 55
Broadstone Net Lease, REIT  19,211 343
CTO Realty Growth, REIT  2,982 49
Essential Properties Realty Trust, REIT  20,026 596

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Gladstone Commercial, REIT  4,472 55
Global Net Lease, REIT  20,532 167
Modiv Industrial, REIT  882 13
NexPoint Diversified Real Estate Trust, REIT (2) 3,267 12
1,543
Health Care Real Estate Investment Trusts  1.0%
American Healthcare REIT, REIT  16,032 673
CareTrust REIT, REIT  21,450 744
Community Healthcare Trust, REIT  2,655 41
Diversified Healthcare Trust, REIT  21,663 95
Global Medical REIT, REIT (2) 1,249 42
LTC Properties, REIT (2) 4,529 167
National Health Investors, REIT  4,677 372
Sabra Health Care REIT, REIT  24,013 448
Sila Realty Trust, REIT  5,548 139
Strawberry Fields REIT, REIT  782 10
Universal Health Realty Income Trust, REIT  1,296 51
2,782
Hotel & Resort Real Estate Investment Trusts  0.6%
Apple Hospitality REIT, REIT  22,556 271
Braemar Hotels & Resorts, REIT  5,746 16
Chatham Lodging Trust, REIT  4,377 29
DiamondRock Hospitality, REIT  20,628 164
Pebblebrook Hotel Trust, REIT (2) 11,588 132
RLJ Lodging Trust, REIT (2) 14,628 105
Ryman Hospitality Properties, REIT  6,226 558
Service Properties Trust, REIT  14,941 41
Summit Hotel Properties, REIT  10,732 59
Sunstone Hotel Investors, REIT  19,044 178
Xenia Hotels & Resorts, REIT  10,133 139
1,692
Industrial Real Estate Investment Trusts  0.4%
Industrial Logistics Properties Trust, REIT  5,775 34
Innovative Industrial Properties, REIT  2,767 148
LXP Industrial Trust, REIT  29,383 263
One Liberty Properties, REIT  1,798 40
Plymouth Industrial REIT, REIT  4,009 89
Terreno Realty, REIT  10,307 585
1,159
Office Real Estate Investment Trusts  0.7%
Brandywine Realty Trust, REIT  16,961 71
City Office REIT, REIT  3,871 27

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
COPT Defense Properties, REIT  11,545 335
Douglas Emmett, REIT  16,322 254
Easterly Government Properties, REIT  4,313 99
Empire State Realty Trust, Class A, REIT  13,714 105
Franklin Street Properties, REIT  9,111 15
Hudson Pacific Properties, REIT (1) 36,685 101
JBG SMITH Properties, REIT (2) 6,150 137
NET Lease Office Properties, REIT  1,443 43
Paramount Group, REIT (1) 18,723 122
Peakstone Realty Trust, REIT (2) 3,632 48
Piedmont Realty Trust, Class A, REIT  12,175 110
Postal Realty Trust, Class A, REIT  2,175 34
SL Green Realty, REIT  7,260 434
1,935
Real Estate Management & Development  0.7%
American Realty Investors (1)(2) 57 1
Anywhere Real Estate (1) 10,332 110
Compass, Class A (1) 47,265 380
Cushman & Wakefield (1) 23,425 373
Douglas Elliman (1) 6,907 20
eXp World Holdings (2) 8,683 93
Forestar Group (1) 1,878 50
FRP Holdings (1) 1,160 28
Kennedy-Wilson Holdings  11,799 98
Logistic Properties Of The Americas (1) 295 1
Marcus & Millichap  2,348 69
Maui Land & Pineapple (1) 611 11
Newmark Group, Class A  15,774 294
RE/MAX Holdings, Class A (1) 1,840 17
Real Brokerage (1) 10,385 43
RMR Group, Class A  1,553 25
Seaport Entertainment Group (1)(2) 704 16
St. Joe  3,762 186
Stratus Properties (1) 630 13
Tejon Ranch (1) 2,047 33
Transcontinental Realty Investors (1) 179 8
1,869
Residential Real Estate Investment Trusts  0.4%
Apartment Investment & Management, Class A, REIT  6,996 56
BRT Apartments, REIT  1,079 17
Centerspace, REIT  1,676 99
Clipper Realty, REIT  1,294 5
Elme Communities, REIT  8,712 147

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Independence Realty Trust, REIT  23,336 382
NexPoint Residential Trust, REIT  2,210 71
UMH Properties, REIT  7,823 116
Veris Residential, REIT  7,781 118
1,011
Retail Real Estate Investment Trusts  1.2%
Acadia Realty Trust, REIT  13,410 270
Alexander's, REIT  209 49
CBL & Associates Properties, REIT  1,789 55
Curbline Properties, REIT  9,612 214
FrontView, REIT  1,665 23
Getty Realty, REIT  5,171 139
InvenTrust Properties, REIT  7,701 220
Kite Realty Group Trust, REIT  22,290 497
Macerich, REIT  25,648 467
NETSTREIT, REIT (2) 9,356 169
Phillips Edison, REIT  12,757 438
Saul Centers, REIT  1,208 39
SITE Centers, REIT  4,905 44
Tanger, REIT  11,307 383
Urban Edge Properties, REIT  12,819 262
Whitestone REIT, REIT  4,455 55
3,324
Specialized Real Estate Investment Trusts  0.4%
Farmland Partners, REIT  3,990 43
Four Corners Property Trust, REIT  9,844 240
Gladstone Land, REIT (2) 3,219 29
Outfront Media, REIT  13,741 252
PotlatchDeltic, REIT  7,941 324
Safehold, REIT  5,488 85
Smartstop Self Storage REIT, REIT  3,077 116
1,089
Total Real Estate 16,404
UTILITIES  3.1%
Electric Utilities  1.2%
ALLETE  5,918 393
Genie Energy, Class B  1,996 30
Hawaiian Electric Industries (1) 17,219 190
MGE Energy  3,742 315
Oklo (1)(2) 10,914 1,218
Otter Tail  3,906 320
Portland General Electric  11,129 490

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
TXNM Energy  9,828 556
3,512
Gas Utilities  1.0%
Brookfield Infrastructure, Class A  12,158 500
Chesapeake Utilities  2,319 312
New Jersey Resources  10,198 491
Northwest Natural Holding  4,028 181
ONE Gas  6,046 490
RGC Resources  771 17
Southwest Gas Holdings  6,532 512
Spire  5,891 480
2,983
Independent Power & Renewable Electricity
Producers  0.2%
Hallador Energy (1) 3,038 60
Montauk Renewables (1) 5,931 12
Ormat Technologies  6,155 592
664
Multi-Utilities  0.4%
Avista  8,168 309
Black Hills  7,344 452
Northwestern Energy Group  6,245 366
Unitil  1,570 75
1,202
Water Utilities  0.3%
American States Water  3,896 286
Cadiz (1)(2) 5,179 24
California Water Service Group  6,024 276
Consolidated Water  1,466 52
Global Water Resources  1,312 14
H2O America  3,171 154
Middlesex Water  1,774 96
Pure Cycle (1) 1,940 21
York Water  1,397 43
966
Total Utilities 9,327
Total Common Stocks (Cost $246,649) 283,956

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 401,212 401
Total Short-Term Investments (Cost $401) 401
SECURITIES LENDING COLLATERAL  5.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 5.8%
Money Market Funds 5.8%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 16,692,435 16,692
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 16,692
Total Securities Lending Collateral (Cost $16,692) 16,692
Total Investments in Securities  105.5%
(Cost $263,742) $ 301,049
Other Assets Less Liabilities (5.5)% (15,603)
Net Assets 100.0% $ 285,446
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 9 Russell 2000 E-Mini Index contracts 12/25 1,105 $ 4
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on open futures contracts $ 3

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 43 ++
Totals $ — # $ — $ 43 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 13,337 ¤ ¤ $ 17,093
Total $ 17,093 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $43 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,093.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust , Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Small-Cap Index Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 283,956 $ — $ — $ 283,956
Short-Term Investments 401 — — 401
Securities Lending Collateral 16,692 — — 16,692
Total Securities 301,049 — — 301,049
Futures Contracts* 4 — — 4
Total $ 301,053 $ — $ — $ 301,053
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.